Note 11 - Other Borrowed Money (Details Textual)	Dec. 31, 2016 USD ($)
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Earliest	2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Last	2026
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 104,769,821
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	241,746,000
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	13,000,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	33,000,000
Line of Credit Facility, Current Borrowing Capacity	43,500,000
Long-term Line of Credit	0
Federal Reserve Bank Advances [Member]
Short-term Debt	$ 0
Minimum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End	0.98%
Maximum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End	3.51%